Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 29, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As of	2013	2012
Land	$86	$92
Buildings (includes $209 and $196, respectively, for capital leases)	4,835	4,714
Equipment (includes $1,305 and $919, respectively, for capital leases)	15,600	15,653
Construction in progress	84	43
Software	315	323
	20,920	20,825
Accumulated depreciation (includes $463 and $253, respectively, for capital leases)	(13,294)	(13,722)
	$7,626	$7,103